GOODWILL AND OTHER INTANGIBLE ASSETS (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 8,030
Amortization of intangible assets	10,422	¥ 10,177	¥ 10,292
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 950
Weighted average amortization periods	6 years
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 4,394
Weighted average amortization periods	4 years
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 147
Weighted average amortization periods	12 years
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 2,539